UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21910
                                      ------------------------------------------

                      Claymore Exchange-Traded Fund Trust 2
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: May 31
                         --------------------

Date of reporting period: August 31, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

TAO | CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

        NUMBER OF SHARES    DESCRIPTION                                                                      VALUE
-------------------------------------------------------------------------------------------------------------------
                            COMMON STOCKS - 100.0%
                            CHINA - 99.3%
                 512,000    Agile Property Holdings Ltd.                                              $    381,798
                 300,000    Beijing Capital Land Ltd. - Class H                                             59,579
                 228,000    Beijing North Star Co. - Class H                                                51,123
                 419,000    Champion Real Estate Investment Trust - REIT                                   206,688
                 113,000    Cheung Kong Holdings Ltd.                                                    1,624,472
               1,020,000    China Overseas Land & Investment Ltd.                                        1,712,034
                 534,000    China Resources Land Ltd.                                                      632,200
                 392,000    Chinese Estates Holdings Ltd.                                                  551,480
                 900,000    Country Garden Holdings Co.                                                    404,753
                   9,590    E-House China Holdings Ltd. - ADR (a)                                           86,598
                 360,000    Far East Consortium                                                             78,875
                 530,000    Franshion Properties China Ltd.                                                194,215
                 109,000    Great Eagle Holdings Ltd.                                                      304,456
                 213,500    Greentown China Holdings Ltd.                                                  164,131
               1,190,000    Guangzhou Investment Co. Ltd.                                                  160,095
                 104,400    Guangzhou R&F Properties Co. Ltd. - Class H                                    183,258
                 275,000    Hang Lung Group Ltd.                                                         1,180,371
                 418,000    Hang Lung Properties Ltd.                                                    1,338,928
                 248,000    Henderson Land Development Co. Ltd.                                          1,509,337
                 284,000    HKR International Ltd.                                                         135,364
                 398,000    Hongkong Land Holdings Ltd.                                                  1,440,760
                 144,000    Hopson Development Holdings Ltd.                                               143,912
                 200,000    Hysan Development Co. Ltd.                                                     550,947
                 325,000    K Wah International Holdings Ltd.                                               99,939
                 211,000    Kerry Properties Ltd.                                                        1,016,509
                 150,000    Kowloon Development Co. Ltd.                                                   232,935
                 320,500    KWG Property Holding Ltd.                                                      147,833
                 699,000    Link (The) - REIT                                                            1,649,711
                 194,000    Midland Holdings Ltd.                                                           99,427
                 105,000    Miramar Hotel & Investment                                                     130,497
                 238,000    Neo-China Land Group Holdings Ltd. (b)                                         105,510
                 364,800    New World China Land Ltd.                                                      134,613
                 587,000    New World Development Ltd.                                                     902,527
                 342,000    Shanghai Forte Land Co. - Class H                                               69,235
                 532,000    Shenzhen Investment Ltd.                                                       143,144
                 451,500    Shimao Property Holdings Ltd.                                                  511,389
                 633,000    Shui On Land Ltd.                                                              483,383
                 358,000    Shun Tak Holdings Ltd.                                                         209,165
                 584,000    Sino Land Co.                                                                1,034,098
                 583,500    Sino-Ocean Land Holdings Ltd.                                                  290,077
                  94,000    Sun Hung Kai Properties Ltd.                                                 1,295,929
                 153,500    Swire Pacific Ltd. - Class A                                                 1,543,900
                 317,500    Swire Pacific Ltd. - Class B                                                   634,613
                 260,000    Tian An China Investment                                                       149,909
               1,062,000    United Energy Group Ltd. (a)                                                    99,332
                 380,000    Wharf Holdings Ltd.                                                          1,387,616
                 270,000    Wheelock & Co. Ltd.                                                            644,838
                 175,000    Wheelock Properties Ltd.                                                       128,928
                                                                                                 ------------------
                                                                                                        26,240,431
                                                                                                 ------------------
                            SINGAPORE - 0.7%
                 165,000    Yanlord Land Group Ltd.                                                        186,671
                                                                                                 ------------------

                            TOTAL INVESTMENTS - 100.0%
                            (Cost $39,360,338)                                                          26,427,102
                            Other Assets in excess of Liabilities - 0.0%                                     1,944
                                                                                                 ------------------
                            NET ASSETS - 100.0%                                                       $ 26,429,046
                                                                                                 ==================


ADR - American Depositary Receipt
Ltd. - Limited
REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $105,510 which represents 0.4% of net assets.

------------------------------------------------------------------------------
              SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
------------------------------------------------------------------------------
SECTOR*                                                  % OF TOTAL INVESTMENTS
Financials                                                               100.0%
-------------------------------------------------------------------------------


* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ending May 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                               SECURITIES          DERIVATIVES             TOTAL
                                       ------------------  -------------------  -------------------
(value in $000s)
Assets:
Level 1                                         $ 26,322                  $ -             $ 26,322
Level 2                                              105                    -                  105
Level 3                                                -                    -                    -
                                       ------------------  -------------------  -------------------
Total                                           $ 26,427                  $ -             $ 26,427
                                       ==================  ===================  ===================

Liabilities:
Level 1                                              $ -                  $ -                  $ -
Level 2                                                -                    -                    -
Level 3                                                -                    -                    -
                                       ------------------  -------------------  -------------------
Total                                                $ -                  $ -                  $ -
                                       ==================  ===================  ===================


LEVEL 3 HOLDINGS                          SECURITIES          DERIVATIVES             TOTAL
                                       ------------------  -------------------  -------------------
Beginning Balance at 5/31/08                         $ -                  $ -                  $ -
Total Realized Gain/Loss                               -                    -                    -
Change in Unrealized Gain/Loss                         -                    -                    -
Net Purchases and Sales                                -                    -                    -
Net Transfers In/Out                                   -                    -                    -
                                       ------------------  -------------------  -------------------
Ending Balance at 8/31/08                            $ -                  $ -                  $ -
                                       ==================  ===================  ===================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined
23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

HAO | CLAYMORE/ALPHASHARES CHINA SMALL CAP INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

        NUMBER OF SHARES    DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------------

                            COMMON STOCKS  - 99.8%
                            CONSUMER DISCRETIONARY - 10.3%
                 580,000    AviChina Industry & Technology Co.                    $      97,351
               1,034,000    Brilliance China Automotive Holdings Ltd. (a)               107,312
                 642,000    China Hongxing Sports Ltd.                                  172,501
                 181,000    China Sky Chemical Fibre Co. Ltd.                            84,469
                 275,000    FibreChem Technologies Ltd.                                  92,364
                 116,000    FU JI Food and Catering Services Holdings Ltd.              133,468
                 240,000    Golden Eagle Retail Group Ltd.                              222,941
                  72,500    Great Wall Motor Co. Ltd.                                    34,370
                   9,042    Home Inns & Hotels Management, Inc., ADR (a)                143,858
                 290,000    Intime Department Store Group Co. Ltd.                      141,196
                 192,000    Minth Group Ltd.                                            115,622
                 175,500    Ports Design Ltd.                                           440,282
                 416,000    Samson Holding Ltd.                                          53,301
               1,482,000    Shanghai Jin Jiang International Hotels Group Co. Ltd.      239,254
                  81,000    Sichuan Xinhua Winshare Chainstore Co. Ltd.                  26,153
               1,680,000    TCL Multimedia Technology Holdings Ltd. (a)                  46,064
                 193,000    Weiqiao Textile Co.                                         153,564
                     504    Xinhua Finance Ltd. (a)                                      11,053
                  16,470    Xinhua Finance Media Ltd., ADR (a)                           38,705
                 256,000    Xinyu Hengdeli Holdings Ltd.                                 85,281
                                                                                 ---------------
                                                                                      2,439,109
                                                                                 ---------------

                            CONSUMER STAPLES - 17.1%
                  29,789    American Oriental Bioengineering, Inc. (a)                  246,653
                 181,000    Celestial Nutrifoods Ltd.                                    78,709
                 892,000    Chaoda Modern Agriculture                                   950,887
                 719,000    China Agri-Industries Holdings Ltd. (a)                     488,254
                  81,000    China Fishery Group Ltd.                                     68,729
                 328,000    China Foods Ltd.                                            130,280
                 234,000    China Green Holdings Ltd.                                   208,373
                 234,500    China Huiyuan Juice Group Ltd.                              124,390
                 177,000    China Milk Products Group Ltd.                               85,731
                 351,000    China Yurun Food Group Ltd.                                 602,633
                 642,000    Global Bio-Chem Technology Group Co. Ltd.                   244,305
                  32,000    Lianhua Supermarket Holdings Co. Ltd.                        54,941
                 286,000    People's Food Holdings Ltd.                                 186,049
                 482,000    Pine Agritech Ltd.                                           34,082
                 353,000    Synear Food Holdings Ltd.                                    97,345
                 154,000    Tsingtao Brewery Co. Ltd.                                   351,222
                  97,000    Wumart Stores, Inc.                                          99,178
                                                                                 ---------------
                                                                                      4,051,761
                                                                                 ---------------

                            ENERGY - 1.9%
               1,120,000    Cnpc Hong Kong Ltd.                                         433,377
                 200,000    Shandong Molong Petroleum Machinery Co. Ltd.                 17,425
                                                                                 ---------------
                                                                                        450,802
                                                                                 ---------------

                            FINANCIALS - 9.2%
                 422,000    Beijing Capital Land Ltd.                                    83,808
                 324,000    Beijing North Star Co.                                       72,648
                 209,000    China Properties Group Ltd.                                  51,683
                  13,845    E-House China Holdings Ltd., ADR (a)                        125,020
                 496,000    First Shanghai Investments Ltd.                              63,551
                 768,000    Franshion Properties China Ltd.                             281,429
                 305,000    Greentown China Holdings Ltd.                               234,473
               1,702,000    Guangzhou Investment Co. Ltd.                               228,976
                 458,000    KWG Property Holding Ltd.                                   211,256
                 420,000    Ming An Holdings Co. Ltd.                                    55,428
                 486,000    Shanghai Forte Land Co.                                      98,386
                 768,000    Shenzhen Investment Ltd.                                    206,643
                 330,000    Silver Grant International (b)                               46,933
               1,512,000    United Energy Group Ltd. (a)                                141,421
                 240,000    Yanlord Land Group Ltd. (Singapore)                         271,522
                                                                                 ---------------
                                                                                      2,173,177
                                                                                 ---------------

                            HEALTH CARE - 6.3%
                   8,280    China Medical Technologies, Inc., ADR                       380,383
                 354,000    China Pharmaceutical Group Ltd.                             117,021
                  90,000    Guangzhou Pharmaceutical Co. Ltd.                            44,973
                   6,352    Mindray Medical International Ltd., ADR                     247,029
                  60,000    Shandong Weigao Group Medical Polymer Co. Ltd.               92,252
                  14,246    Simcere Pharmaceutical Group, ADR (a)                       185,198
                  23,820    WuXi PharmaTech Cayman, Inc., ADR (a)                       421,852
                                                                                 ---------------
                                                                                      1,488,708
                                                                                 ---------------

                            INDUSTRIALS - 22.0%
                 228,000    Anhui Expressway Co.                                        143,144
                  46,000    Baoye Group Co. Ltd.                                         15,324
                 209,000    Beijing Enterprises Holdings Ltd.                           783,273
                 261,000    Bio-Treat Technology Ltd.                                    37,833
                 265,500    Byd Co. Ltd.                                                306,500
                 646,000    China Eastern Airlines Corp. Ltd. (a)                       135,743
                 271,000    China Infrastructure Machinery Holdings Ltd.                238,196
               1,573,000    China Shipping Container Lines Co. Ltd.                     388,980
                 548,000    China Southern Airlines Co. Ltd. (a)                        173,428
                 356,000    China State Construction International Holdings Ltd.         83,472
               1,098,000    Citic Resources Holdings Ltd. (a)                           263,078
                 188,000    Dalian Port PDA Co. Ltd.                                    103,578
                  80,000    Dongfang Electric Corp. Ltd.                                249,079
                 190,000    Enric Energy Equipment Holdings Ltd. (a)                     79,118
                 674,000    Guangshen Railway Co. Ltd.                                  304,842
                  88,000    Guangzhou Shipyard International Co. Ltd.                   154,019
                 258,000    GZI Transportation Ltd.                                     119,996
                 576,000    Jiangsu Expressway Co. Ltd.                                 444,283
                 164,000    Shanghai Prime Machinery Co. Ltd.                            27,527
                 352,000    Shenzhen Expressway Co. Ltd.                                173,638
               3,597,500    Shenzhen International Holdings                             285,781
                 418,000    Sichuan Expressway Co. Ltd.                                  95,332
                 241,000    Sinotrans Ltd.                                               54,964
                 252,000    Tianjin Development Holdings                                140,453
                  63,000    Weichai Power Co. Ltd.                                      290,592
                 136,000    Xiamen International Port Co. Ltd.                           24,047
                  94,000    Zhuzhou CSR Times Electric Co. Ltd.                          78,286
                                                                                 ---------------
                                                                                      5,194,506
                                                                                 ---------------

                            INFORMATION TECHNOLOGY - 15.8%
                 316,000    AAC Acoustic Technologies Holdings, Inc. (a)                253,051
                  35,280    Actions Semiconductor Co. Ltd., ADR (a)                     110,074
                  12,537    AsiaInfo Holdings, Inc. (a)                                 164,987
                  13,581    Cogo Group, Inc. (a)                                         74,831
                 245,000    Digital China Holdings Ltd.                                 124,623
                  31,533    Netease.com, ADR (a)                                        823,327
                   9,238    Shanda Interactive Entertainment Ltd., ADR (a)              244,715
                  12,612    Sohu.com, Inc. (a)                                          949,684
                   6,288    The9 Ltd., ADR (a)                                          115,070
                 546,000    TPV Technology Ltd.                                         267,237
                  98,000    Travelsky Technology Ltd.                                    59,643
                 164,000    Wasion Meters Group Ltd.                                     52,532
                 105,760    ZTE Corp.                                                   506,119
                                                                                 ---------------
                                                                                      3,745,893
                                                                                 ---------------

                            MATERIALS - 10.6%
                 320,000    China BlueChemical Ltd.                                     207,053
                 484,000    China Nickel Resources Holding Co. Ltd.                      79,377
                 412,000    China Oriental Group Co. Ltd.                               232,269
                 254,000    Chongqing Iron & Steel Co. Ltd.                              77,455
                 243,000    FerroChina Ltd.                                             157,218
                 720,000    Hunan Non-Ferrous Metal Corp. Ltd.                          122,695
                  40,000    Lingbao Gold Co. Ltd.                                        11,378
                 826,000    Maanshan Iron & Steel                                       374,649
                  13,085    ShengdaTech, Inc. (a)                                       124,308
               1,026,000    Sinofert Holdings Ltd.                                      671,752
               1,092,000    Sinopec Shanghai Petrochemical Co. Ltd.                     346,989
                 646,000    Sinopec Yizheng Chemical Fibre Co. Ltd.                      73,665
                  58,000    Zhaojin Mining Industry Co. Ltd.                             40,129
                                                                                 ---------------
                                                                                      2,518,937
                                                                                 ---------------

                            TELECOMMUNICATION SERVICES - 2.5%
                 732,000    China Communications Services Corp. Ltd.                    600,250
                                                                                 ---------------

                            UTILITIES - 4.1%
                 754,000    China Power International Development Ltd.                  232,825
                 224,000    Epure International Ltd.                                     91,073
               1,096,000    Guangdong Investment Ltd.                                   374,941
                 672,000    Huadian Power International Co.                             203,199
                  78,000    Sino-Environment Technology Group Ltd. (Singapore) (a)       63,977
                                                                                 ---------------
                                                                                        966,015
                                                                                 ---------------

                            TOTAL INVESTMENTS - 99.8%
                            (Cost $26,431,720)                                       23,629,158
                            Other Assets in excess of Liabilities - 0.2%                 44,842
                                                                                 ---------------
                            NET ASSETS - 100.0%                                    $ 23,674,000
                                                                                 ===============


ADR - American Depositary Receipt

(a)  Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $46,933 which represents 0.2% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.


---------------------------------------------------------------
                    Country Allocation*
---------------------------------------------------------------
China                                                    98.6%
Singapore                                                 1.4%
---------------------------------------------------------------

*    Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended May 31, 2008.


In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                           SECURITIES       DERIVATIVES           TOTAL
                                    ----------------  ---------------   -----------------
(value in $000s)
Assets:
Level 1                                    $ 23,582              $ -            $ 23,582
Level 2                                          47                -                  47
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                      $ 23,629              $ -            $ 23,629
                                    ================  ===============   =================

Liabilities:
Level 1                                         $ -              $ -                 $ -
Level 2                                           -                -                   -
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                           $ -              $ -                 $ -
                                    ================  ===============   =================


LEVEL 3 HOLDINGS                      SECURITIES       DERIVATIVES           TOTAL
                                    ----------------  ---------------   -----------------
Beginning Balance at 5/31/08                    $ -              $ -                 $ -
Total Realized Gain/Loss                          -                -                   -
Change in Unrealized Gain/Loss                    -                -                   -
Net Purchases and Sales                           -                -                   -
Net Transfers In/Out                              -                -                   -
                                    ----------------  ---------------   -----------------
Ending Balance at 8/31/08                       $ -              $ -                 $ -
                                    ================  ===============   =================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined
23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

FRN | CLAYMORE/BNY MELLON FRONTIER MARKETS ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

 NUMBER OF SHARES    DESCRIPTION                                                                                     VALUE
---------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS - 99.6%
                     BAHRAIN - 1.3%
            6,940    Gulf Finance House - GDR                                                                $     229,020
                                                                                                ---------------------------

                     CHILE - 23.0%
            6,198    Banco de Chile - ADR                                                                          271,720
            7,139    Banco Santander Chile - ADR                                                                   314,187
            3,838    Cia Cervecerias Unidas SA - ADR                                                               132,756
           21,507    Cia de Telecomunicaciones de Chile SA - ADR                                                   119,364
            3,405    CorpBanca SA - ADR                                                                             92,718
            6,817    Distribucion y Servicio D&S SA - ADR                                                          155,087
            5,227    Embotelladora Andina SA - A Shares - ADR                                                       86,036
            5,226    Embotelladora Andina SA - B Shares - ADR                                                       95,270
           19,106    Empresa Nacional de Electricidad SA - ADR                                                     869,323
           45,709    Enersis SA - ADR                                                                              783,452
           23,644    Lan Airlines SA - ADR                                                                         277,344
            5,200    Madeco SA - ADR                                                                                47,372
           15,836    Sociedad Quimica y Minera de Chile SA - ADR                                                   606,836
            3,567    Vina Concha y Toro SA - ADR                                                                   142,056
                                                                                                ---------------------------
                                                                                                                 3,993,521
                                                                                                ---------------------------

                     COLOMBIA - 2.4%
           12,335    BanColombia SA - ADR                                                                          410,755
                                                                                                ---------------------------

                     CZECH REPUBLIC - 3.4%
            7,999    Komercni Banka AS - GDR                                                                       588,726
                                                                                                ---------------------------

                     EGYPT - 17.4%
           42,275    Commercial International Bank - GDR                                                           375,402
           21,350    Egyptian Financial Group-Hermes Holding - GDR (b)                                             373,625
            3,800    Lecico Egypt SAE - GDR (b)                                                                     17,100
            7,200    Orascom Construction Industries - GDR                                                         927,000
           19,350    Orascom Telecom Holding SAE - GDR                                                           1,002,330
            6,793    Palm Hills Developments SAE - GDR                                                             101,895
           12,100    Telecom Egypt - GDR                                                                           202,675
                                                                                                ---------------------------
                                                                                                                 3,000,027
                                                                                                ---------------------------

                     ESTONIA - 0.3%
            1,350    Eesti Telekom - GDR                                                                            44,078
                                                                                                ---------------------------

                     GEORGIA - 0.4%
            5,050    Bank of Georgia - GDR (a)                                                                      63,630
                                                                                                ---------------------------

                     KAZAKHSTAN - 5.8%
           14,300    Alliance Bank JSC - GDR                                                                        64,779
            3,300    Chagala Group Ltd. - GDR (a)(b)                                                                15,675
           16,450    Halyk Savings Bank of Kazakhstan JSC - GDR                                                    166,968
            9,850    Kazakhstan Kagazy PLC - GDR (a)                                                                24,133
           31,500    KazMunaiGas Exploration Production - GDR                                                      729,225
                                                                                                ---------------------------
                                                                                                                 1,000,780
                                                                                                ---------------------------

                     KUWAIT - 3.1%
           30,164    Global Investment House - GDR (a)                                                             527,870
                                                                                                ---------------------------

                     LEBANON - 3.1%
           17,750    Solidere - GDR                                                                                532,500
                                                                                                ---------------------------

                     LUXEMBOURG - 1.6%
           19,689    MHP SA - GDR (a)                                                                              276,630
                                                                                                ---------------------------

                     NIGERIA - 2.9%
           53,690    Guaranty Trust Bank Plc - GDR                                                                 503,612
                                                                                                ---------------------------

                     OMAN - 2.3%
           23,400    Bank Muscat SAOG - GDR (b)                                                                    397,800
                                                                                                ---------------------------

                     PAKISTAN - 2.3%
           44,550    MCB Bank Ltd. - GDR                                                                           283,338
            7,650    Oil & Gas Development Co. Ltd. - GDR                                                           99,450
            4,650    United Bank Ltd. - GDR                                                                         16,647
                                                                                                ---------------------------
                                                                                                                   399,435
                                                                                                ---------------------------

                     PERU - 4.3%
           32,063    Cia de Minas Buenaventura SA - ADR                                                            743,862
                                                                                                ---------------------------

                     POLAND - 24.8%
           18,900    Bank Pekao SA - GDR                                                                         1,514,079
           10,400    KGHM Polska Miedz SA - GDR                                                                    706,160
           27,500    Polski Koncern Naftowy Orlen - GDR                                                            803,550
          124,900    Telekomunikacja Polska SA - GDR                                                             1,272,731
                                                                                                ---------------------------
                                                                                                                 4,296,520
                                                                                                ---------------------------

                     UNITED ARAB EMIRATES - 0.9%
           11,263    Depa Ltd. - GDR (a)                                                                            67,015
           14,200    Kingdom Hotel Investments - GDR (a)                                                            85,200
                                                                                                ---------------------------
                                                                                                                   152,215
                                                                                                ---------------------------

                     UNITED KINGDOM - 0.3%
            3,550    KazakhGold Group Ltd. - GDR (a)                                                                53,073
                                                                                                ---------------------------

                     TOTAL COMMON STOCK - 99.6%
                     (Cost $19,105,074)                                                                         17,214,054
                                                                                                ---------------------------

                     LIMITED PARTNERSHIPS - 0.1%
                     KAZAKHSTAN - 0.1%
            1,750    Zhaikmunai LP - GDR (a)
                     (Cost $26,832)                                                                                 23,887
                                                                                                ---------------------------

                     TOTAL INVESTMENTS - 99.7%
                     (Cost $19,131,906)                                                                         17,237,941
                     Other Assets in excess of Liabilities - 0.3%                                                   51,647
                                                                                                ---------------------------
                     NET ASSETS - 100.0%                                                                        17,289,588
                                                                                                ============================


ADR - American Depositary Receipt
AS - Joint Stock Company
GDR - Global Depositary Receipt
PLC - Public Limited Company
Ltd. - Limited
REIT - Real Estate Investment Trust
SA - Corporation
SAE - Corporation
SAOG - Joint Stock Company

(a)  Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $804,200 which represents 4.65% of net assets.


--------------------------------------------------------------------------------
                   SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
--------------------------------------------------------------------------------
SECTOR*                                                   % OF TOTAL INVESTMENTS
Financials                                                                 39.0%
Telecommunication Services                                                 15.3%
Materials                                                                  12.4%
Energy                                                                      9.6%
Utilities                                                                   9.6%
Industrials                                                                 7.7%
Consumer Staples                                                            5.2%
Consumer Discretionary                                                      1.2%
--------------------------------------------------------------------------------


* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

     Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the close of regular trading in the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Trustees believe accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event.

     Such events may include a natural disaster, an economic event like bankruptcy filing, a trading halt in security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

     Please see previously submitted prospectus.


In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                               SECURITIES          DERIVATIVES             TOTAL
                                       ------------------   -----------------   ------------------
(value in $000s)
Assets:
Level 1                                         $ 16,434                 $ -             $ 16,434
Level 2                                              804                   -                  804
Level 3                                                -                   -                    -
                                       ------------------   -----------------   ------------------
Total                                           $ 17,238                 $ -             $ 17,238
                                       ==================   =================   ==================

Liabilities:
Level 1                                              $ -                 $ -                  $ -
Level 2                                                -                   -                    -
Level 3                                                -                   -                    -
                                       ------------------   -----------------   ------------------
Total                                                $ -                 $ -                  $ -
                                       ==================   =================   ==================


LEVEL 3 HOLDINGS                          SECURITIES          DERIVATIVES             TOTAL
                                       ------------------   -----------------   ------------------
Beginning Balance at 5/31/08                         $ -                 $ -                  $ -
Total Realized Gain/Loss                               -                   -                    -
Change in Unrealized Gain/Loss                         -                   -                    -
Net Purchases and Sales                                -                   -                    -
Net Transfers In/Out                                   -                   -                    -
                                       ------------------   -----------------   ------------------
Ending Balance at 8/31/08                            $ -                 $ -                  $ -
                                       ==================   =================   ==================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined
23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.


EXB | CLAYMORE/CLEAR GLOBAL EXCHANGES, BROKERS & ASSET MANAGERS INDEX ETF PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

NUMBER OF SHARES    DESCRIPTION                                                                     VALUE
----------------------------------------------------------------------------------------------------------
                    COMMON STOCKS  - 98.5%
                    AUSTRALIA - 2.0%
           7,942    ASX Ltd.                                                                $     241,850
           1,069    Perpetual Ltd.                                                                 41,281
                                                                                   -----------------------
                                                                                                  283,131
                                                                                   -----------------------
                    BERMUDA - 1.8%
          10,148    Invesco Ltd.                                                                  260,093
                                                                                   -----------------------

                    CANADA - 2.8%
           1,948    AGF Management Ltd. - Class B                                                  44,976
           1,400    Canaccord Capital, Inc.                                                        12,153
           3,269    CI Financial Income Fund                                                       71,712
           1,191    DundeeWealth, Inc.                                                             16,856
           1,077    GMP Capital Trust                                                              14,552
           2,797    IGM Financial, Inc.                                                           117,148
           3,808    TMX Group, Inc.                                                               124,424
                                                                                   -----------------------
                                                                                                  401,821
                                                                                   -----------------------
                    GERMANY - 4.4%
           6,198    Deutsche Boerse AG                                                            591,483
           1,741    MLP AG                                                                         35,603
                                                                                   -----------------------
                                                                                                  627,086
                                                                                   -----------------------
                    HONG KONG - 4.6%
          49,800    Hong Kong Exchanges and Clearing Ltd.                                         650,834
           5,000    Shenyin Wanguo HK Ltd.                                                          2,255
                                                                                   -----------------------
                                                                                                  653,089
                                                                                   -----------------------
                    ICELAND - 0.2%
         241,643    Straumur-Burdaras Fjarfestingabanki hf                                         26,580
                                                                                   -----------------------

                    ITALY - 0.2%
           3,697    Azimut Holding SpA                                                             32,576
                                                                                   -----------------------

                    JAPAN - 8.4%
              11    Asset Managers Co. Ltd.                                                         1,617
          33,000    Daiwa Securities Group, Inc.                                                  259,378
           1,300    Jafco Co. Ltd.                                                                 45,280
              23    kabu.com Securities Co. Ltd.                                                   21,299
           1,300    Marusan Securities Co. Ltd.                                                     7,511
           2,800    Matsui Securities Co. Ltd.                                                     20,047
           8,000    Mizuho Investors Securities Co. Ltd.                                            8,477
              56    Monex Group, Inc.                                                              28,071
          46,000    Nomura Holdings, Inc.                                                         620,963
           4,000    Okasan Holdings, Inc.                                                          20,198
              12    Osaka Securities Exchange Co. Ltd.                                             43,124
             387    SBI Holdings, Inc.                                                             70,285
          14,000    Shinko Securities Co. Ltd.                                                     41,410
           7,000    Tokai Tokyo Securities Co. Ltd.                                                25,284
                                                                                   -----------------------
                                                                                                1,212,944
                                                                                   -----------------------
                    NETHERLANDS - 0.1%
           1,800    BinckBank NV                                                                   17,490
                                                                                   -----------------------

                    SINGAPORE - 1.6%
          50,000    Singapore Exchange Ltd.                                                       224,501
                                                                                   -----------------------

                    SPAIN - 0.8%
           3,889    Bolsas y Mercados Espanoles                                                   116,974
                                                                                   -----------------------

                    SWEDEN - 0.2%
           1,800    D Carnegie AB                                                                  22,702
                                                                                   -----------------------

                    SWITZERLAND - 4.2%
           3,849    EFG International                                                             117,396
           5,537    Julius Baer Holding AG                                                        339,273
             701    Partners Group Holding AG                                                      93,820
           1,725    Vontobel Holding AG                                                            57,796
                                                                                   -----------------------
                                                                                                  608,285
                                                                                   -----------------------

                    UNITED KINGDOM - 9.4%
          10,047    3i Group PLC                                                                  168,500
          19,010    Aberdeen Asset Management PLC                                                  49,929
          18,813    Ashmore Group PLC                                                              87,929
           1,710    Climate Exchange PLC (a)                                                       62,192
          12,860    F&C Asset Management PLC                                                       22,811
          19,096    Henderson Group PLC                                                            45,279
          15,225    ICAP PLC                                                                      132,045
           2,288    Intermediate Capital Group PLC                                                 57,757
          10,050    London Stock Exchange Group PLC                                               145,362
          44,997    Man Group PLC                                                                 466,991
           8,390    PLUS Markets Group PLC (a)                                                      1,549
           3,305    Schroders PLC                                                                  61,186
           5,103    Tullett Prebon PLC                                                             41,093
                                                                                   -----------------------
                                                                                                1,342,623
                                                                                   -----------------------
                    UNITED STATES - 57.6%
           1,075    Affiliated Managers Group, Inc. (a)                                           102,361
           5,324    American Capital Ltd.                                                         115,744
           5,829    Ameriprise Financial, Inc.                                                    262,014
           3,775    Apollo Investment Corp.                                                        66,817
             664    BGC Partners, Inc. - Class A                                                    4,376
             525    BlackRock, Inc.                                                               114,056
             526    Calamos Asset Management, Inc. - Class A                                       11,272
          21,767    Charles Schwab Corp. (The)                                                    522,190
           2,278    CME Group, Inc.                                                               763,996
             424    Cohen & Steers, Inc.                                                           12,338
          12,737    E*Trade Financial Corp. (a)                                                    40,758
           3,038    Eaton Vance Corp.                                                             108,487
             160    Evercore Partners, Inc. - Class A                                               2,122
           2,300    Federated Investors, Inc. - Class B                                            76,912
           2,472    Fortress Investment Group LLC - Class A                                        24,844
           4,094    Franklin Resources, Inc.                                                      427,823
             127    GAMCO Investors, Inc. - Class A                                                 6,020
           1,510    GFI Group, Inc.                                                                17,516
           4,429    GLG Partners, Inc.                                                             36,716
           4,561    Goldman Sachs Group, Inc. (The)                                               747,867
             426    Greenhill & Co., Inc.                                                          28,159
           3,282    IntercontinentalExchange, Inc. (a)                                            288,914
           1,021    Investment Technology Group, Inc. (a)                                          32,672
           3,845    Janus Capital Group, Inc.                                                     103,700
           2,819    Jefferies Group, Inc.                                                          54,153
             689    KBW, Inc. (a)                                                                  20,353
           1,274    LaBranche & Co., Inc. (a)                                                       8,192
           3,703    Legg Mason, Inc.                                                              164,895
          16,330    Lehman Brothers Holdings, Inc. (a)                                            262,750
           1,555    MarketAxess Holdings, Inc. (a)                                                 15,628
          33,543    Merrill Lynch & Co., Inc.                                                     950,944
          20,162    Morgan Stanley                                                                823,214
           9,286    Nasdaq OMX Group (The) (a)                                                    303,559
           5,025    Northern Trust Corp.                                                          403,960
          12,324    NYSE Euronext                                                                 500,231
           1,937    Och-Ziff Capital Management Group LLC - Class A                                34,575
             983    optionsXpress Holdings, Inc.                                                   22,678
             358    Piper Jaffray Cos. (a)                                                         13,608
           2,240    Raymond James Financial, Inc.                                                  69,059
           3,328    SEI Investments Co.                                                            78,607
             549    Stifel Financial Corp. (a)                                                     22,438
             517    SWS Group, Inc.                                                                10,433
           6,814    T Rowe Price Group, Inc.                                                      404,479
           5,282    TD Ameritrade Holding Corp. (a)                                               107,911
             663    TradeStation Group, Inc. (a)                                                    6,657
           2,301    Waddell & Reed Financial, Inc. - Class A                                       74,092
                                                                                   -----------------------
                                                                                                8,270,090
                                                                                   -----------------------

                    ZAMBIA - 0.2%
           3,942    JSE Ltd.                                                                       26,929
                                                                                   -----------------------

                    TOTAL COMMON STOCKS - 98.5%                                                14,126,914
                    (Cost $20,324,081)                                             -----------------------


                    MASTER LIMITED PARTNERSHIPS - 1.4%
                    UNITED STATES - 1.4%
           2,294    AllianceBernstein Holding L.P.                                                124,404
           4,071    Blackstone Group L.P. (The)                                                    72,789
                                                                                   -----------------------
                    TOTAL MASTER LIMITED PARTNERSHIPS                                             197,193
                    (Cost $251,819)                                                -----------------------

                    TOTAL INVESTMENTS - 99.9%
                    (Cost $20,575,900)                                                         14,324,107
                    Other Assets in excess of Liabilities  - 0.1%                                  13,875
                                                                                   -----------------------
                    NET ASSETS - 100.0%                                                      $ 14,337,982
                                                                                   =======================


AB - Publicly Traded Company
AG - Corporation
L.P. - Limited Partnership
NV - Publicly Traded Company
PCL - Public Company Limited
PLC - Public Limited Company
SpA - Joint Stock Company

(a)  Non-income producing security.


--------------------------------------------------------------------------------
                               SECTOR BREAKDOWN*
--------------------------------------------------------------------------------
 Financials                                                              100.0%
--------------------------------------------------------------------------------

*    Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the year ended May 31, 2008.


In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                                          SECURITIES              DERIVATIVES                 TOTAL
                                                ---------------------    --------------------    -----------------------
(value in $000s)
Assets:
Level 1                                                     $ 14,324                     $ -                   $ 14,324
Level 2                                                            -                       -                          -
Level 3                                                            -                       -                          -
                                                ---------------------    --------------------    -----------------------
Total                                                       $ 14,324                     $ -                   $ 14,324
                                                =====================    ====================    =======================

Liabilities:
Level 1                                                          $ -                     $ -                        $ -
Level 2                                                            -                       -                          -
Level 3                                                            -                       -                          -
                                                ---------------------    --------------------    -----------------------
Total                                                            $ -                     $ -                        $ -
                                                =====================    ====================    =======================


LEVEL 3 HOLDINGS                                     SECURITIES              DERIVATIVES                 TOTAL
                                                ---------------------    --------------------    -----------------------
Beginning Balance at 5/31/08                                     $ -                     $ -                        $ -
Total Realized Gain/Loss                                           -                       -                          -
Change in Unrealized Gain/Loss                                     -                       -                          -
Net Purchases and Sales                                            -                       -                          -
Net Transfers In/Out                                               -                       -                          -
                                                ---------------------    --------------------    -----------------------
Ending Balance at 8/31/08                                        $ -                     $ -                        $ -
                                                =====================    ====================    =======================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined
23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

CUT | CLAYMORE/CLEAR GLOBAL TIMBER INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

NUMBER OF SHARES      DESCRIPTION                                                   VALUE
------------------------------------------------------------------------------------------

                      COMMON STOCKS  - 91.2%
                      AUSTRALIA - 2.8%
          956,842     Gunns Ltd. (b)                                          $ 1,380,255
                                                                             -------------

                      BERMUDA - 2.9%
       22,582,000     China Grand Forestry Resources Group Ltd. (a)             1,475,617
                                                                             -------------

                      CANADA - 9.8%
          117,566     Canfor Corp. (a)                                          1,204,667
          127,630     Sino-Forest Corp. (a)                                     2,408,454
           35,176     West Fraser Timber Co., Ltd.                              1,301,032
                                                                             -------------
                                                                                4,914,153
                                                                             -------------
                      IRELAND - 3.7%
          287,945     Smurfit Kappa Group PLC (a)                               1,865,280
                                                                             -------------

                      JAPAN - 14.7%
          581,000     Hokuetsu Paper Mills Ltd.                                 2,553,670
          504,000     OJI Paper Co., Ltd.                                       2,661,064
          295,300     Sumitomo Forestry Co., Ltd.                               2,122,405
                                                                             -------------
                                                                                7,337,139
                                                                             -------------
                      PORTULGAL - 4.4%
          744,444     Portucel Empresa Produtora de Pasta e Papel SA            2,224,897
                                                                             -------------

                      SOUTH AFRICA - 4.1%
          194,074     Sappi Ltd., ADR                                           2,057,184
                                                                             -------------

                      SPAIN - 4.1%
          280,020     Grupo Empresarial Ence SA                                 2,036,563
                                                                             -------------

                      SWEDEN - 9.0%
           80,500     Holmen AB - Class B                                       2,588,344
          166,000     Svenska Cellulosa AB - Class B                            1,899,772
                                                                             -------------
                                                                                4,488,116
                                                                             -------------
                      UNITED STATES - 35.7%
            9,641     Deltic Timber Corp.                                         590,704
           25,401     Greif, Inc. - Class A                                     1,755,463
           97,356     International Paper Co.                                   2,633,480
           98,120     MeadWestvaco Corp.                                        2,598,218
           36,199     Plum Creek Timber Co., Inc. - REIT                        1,796,194
           33,092     Potlatch Corp. - REIT                                     1,545,066
           53,490     Rayonier, Inc. - REIT                                     2,406,515
           48,804     Sonoco Products Co.                                       1,686,666
           43,101     Wausau Paper Corp.                                          371,100
           44,956     Weyerhaeuser Co.                                          2,494,609
                                                                             -------------
                                                                               17,878,015
                                                                             -------------

                      TOTAL COMMON STOCKS - 91.2%
                      (Cost $51,471,914)                                       45,657,219
                                                                             -------------

                      PREFERRED STOCK - 7.0%
                      BRAZIL - 7.0%
           30,577     Aracruz Celulose SA, ADR                                  1,690,602
           86,855     Votorantim Celulose e Papel SA , ADR                      1,834,378
                      (Cost $4,860,512)                                      -------------
                                                                                3,524,980
                                                                             -------------

                      INCOME TRUST - 1.6%
                      CANADA - 1.6%
           64,876     TimberWest Forest Corp.                                     782,907
                                                                             -------------
                      (Cost $822,825)

                      TOTAL INVESTMENTS - 99.8%
                      (Cost $57,155,251)                                       49,965,106
                      Other Assets in excess of Liabilities - 0.2%                100,538
                                                                             -------------
                      NET ASSETS - 100.0%                                    $ 50,065,644
                                                                             =============


AB - Corporation
ADR - American Depositary Receipt
Ltd. - Limited
PLC - Public Limited Company
REIT -Real Estate Investment Trust
SA - Corporation

(a)  Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $1,380,255 which represents 2.8% of net assets.


--------------------------------------------------------------------
SECTOR BREAKDOWN*                            % of Total Investments
--------------------------------------------------------------------
Materials                                                     84.3%
Financials                                                    11.5%
Consumer Discretionary                                         4.2%
--------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended May 31, 2008.


In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                               SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
(value in $000s)
Assets:
Level 1                                        $ 48,585                 $ -             $ 48,585
Level 2                                           1,380                   -                1,380
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                          $ 49,965                 $ -             $ 49,965
                                       =================   =================   ==================

Liabilities:
Level 1                                             $ -                 $ -                  $ -
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                               $ -                 $ -                  $ -
                                       =================   =================   ==================


LEVEL 3 HOLDINGS                          SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
Beginning Balance at 5/31/08                        $ -                 $ -                  $ -
Total Realized Gain/Loss                              -                   -                    -
Change in Unrealized Gain/Loss                        -                   -                    -
Net Purchases and Sales                               -                   -                    -
Net Transfers In/Out                                  -                   -                    -
                                       -----------------   -----------------   ------------------
Ending Balance at 8/31/08                           $ -                 $ -                  $ -
                                       =================   =================   ==================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined
23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.


SEA | CLAYMORE/DELTA GLOBAL SHIPPING INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

       NUMBER OF SHARES    DESCRIPTION                                                                      VALUE
------------------------------------------------------------------------------------------------------------------
                           COMMON STOCK - 96.1%
                           BERMUDA - 18.6%
                  3,980    Frontline Ltd.                                                             $   240,432
                 44,600    Golden Ocean Group Ltd.                                                        254,796
                  7,832    Knightsbridge Tankers Ltd.                                                     226,971
                  7,602    Ship Finance International Ltd.                                                211,564
                  6,323    Tsakos Energy Navigation Ltd.                                                  220,040
                                                                                                ------------------
                                                                                                        1,153,803
                                                                                                ------------------
                           CHINA - 2.2%
                 70,500    China COSCO Holdings Co. Ltd. - Class H                                        135,856
                                                                                                ------------------

                           JAPAN - 7.1%
                 20,000    Kawasaki Kisen Kaisha Ltd.                                                     144,114
                 12,000    Mitsui OSK Lines Ltd.                                                          144,630
                 19,000    Nippon Yusen KK                                                                153,716
                                                                                                ------------------
                                                                                                          442,460
                                                                                                ------------------
                           LIBERIA - 2.5%
                  4,260    Excel Maritime Carriers Ltd.                                                   152,039
                                                                                                ------------------

                           MARSHALL ISLANDS - 44.8%
                 10,921    Danaos Corp.                                                                   230,215
                 26,809    DHT Maritime, Inc.                                                             238,868
                  8,648    Diana Shipping, Inc.                                                           245,430
                  2,067    DryShips, Inc.                                                                 151,801
                 21,071    Euroseas Ltd.                                                                  282,351
                 24,752    Navios Maritime Holdings, Inc.                                                 261,629
                 12,751    OceanFreight, Inc.                                                             243,162
                 16,179    Paragon Shipping, Inc. - Class A                                               245,274
                 10,347    Seaspan Corp                                                                   257,433
                 23,482    Star Bulk Carriers Corp.                                                       245,857
                  3,720    Teekay Corp.                                                                   132,283
                 11,671    Teekay Tankers Ltd. - Class A                                                  235,171
                                                                                                ------------------
                                                                                                        2,769,474
                                                                                                ------------------
                           SINGAPORE - 1.9%
                 71,000    Cosco Corp. Singapore Ltd.                                                     115,468
                                                                                                ------------------

                           UNITED STATES - 19.0%
                  3,707    Alexander & Baldwin, Inc.                                                      165,814
                  7,560    Eagle Bulk Shipping, Inc.                                                      200,113
                  3,384    Genco Shipping & Trading Ltd.                                                  212,312
                  8,560    General Maritime Corp.                                                         211,432
                 18,583    Horizon Lines, Inc.                                                            241,207
                  2,042    Overseas Shipholding Group, Inc.                                               146,493
                                                                                                ------------------
                                                                                                        1,177,371
                                                                                                ------------------
                           TOTAL COMMON STOCKS - 96.1%
                           (Cost $5,829,590)                                                            5,946,471
                                                                                                 ------------------

                           MASTER LIMITED PARTNERSHIPS - 3.4%
                           MARSHALL ISLANDS - 3.4%
                  9,136    Teekay LNG Partners LP
                           (Cost $204,816)                                                                207,844
                                                                                                ------------------

                           TOTAL INVESTMENTS - 99.5%
                           (Cost $6,034,406)                                                            6,154,315
                           Other Assets in Excess of Liabilities - 0.5%                                    30,181
                                                                                                ------------------
                           NET ASSETS - 100.0%                                                        $ 6,184,496
                                                                                                ==================


KK     Joint Stock Company
Ltd.   Limited
LP     Limited Partnership

-------------------------------------------------------------------------------
                                   SECTOR*
-------------------------------------------------------------------------------
Industrials                                                              66.3%
Energy                                                                   33.7%
-------------------------------------------------------------------------------

* Subject to change daily. Based on total investments. Securities are classified by sectors that represent broad groupings of related industries.

     Equity securities are valued at the last reported sale price on the principal exchange on which such securities are trades, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the close of regular trading in the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like bankruptcy filing, a trading halt in security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

     See previously submitted prospectus

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                               SECURITIES          DERIVATIVES             TOTAL
                                       ------------------  -------------------  -------------------
(value in $000s)
Assets:
Level 1                                          $ 6,154                  $ -              $ 6,154
Level 2                                                -                    -                    -
Level 3                                                -                    -                    -
                                       ------------------  -------------------  -------------------
Total                                            $ 6,154                  $ -              $ 6,154
                                       ==================  ===================  ===================

Liabilities:
Level 1                                              $ -                  $ -                  $ -
Level 2                                                -                    -                    -
Level 3                                                -                    -                    -
                                       ------------------  -------------------  -------------------
Total                                                $ -                  $ -                  $ -
                                       ==================  ===================  ===================


LEVEL 3 HOLDINGS                          SECURITIES          DERIVATIVES             TOTAL
                                       ------------------  -------------------  -------------------
Beginning Balance at 8/25/08                         $ -                  $ -                  $ -
Total Realized Gain/Loss                               -                    -                    -
Change in Unrealized Gain/Loss                         -                    -                    -
Net Purchases and Sales                                -                    -                    -
Net Transfers In/Out                                   -                    -                    -
                                       ------------------  -------------------  -------------------
Ending Balance at 8/31/08                            $ -                  $ -                  $ -
                                       ==================  ===================  ===================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined
23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.


ROB | CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

      NUMBER OF SHARES     DESCRIPTION                                                                         VALUE
---------------------------------------------------------------------------------------------------------------------

                           COMMON STOCKS - 96.0%
                           BERMUDA - 4.4%
                35,000     Mandarin Oriental International, Ltd.                                         $    61,600
                 2,111     Orient-Express Hotels, Ltd. - Class A                                              75,785
               102,000     Shangri-La Asia, Ltd.                                                             196,819
                                                                                                ---------------------
                                                                                                             334,204
                                                                                                ---------------------
                           BRAZIL - 2.9%
                 6,480     Empresa Brasileira de Aeronautica SA, ADR                                         219,996
                                                                                                ---------------------

                           CANADA - 0.5%
                 2,137     Harry Winston Diamond Corp.                                                        41,940
                                                                                                ---------------------

                           DENMARK - 0.3%
                   450     Bang & Olufsen A/S                                                                 20,566
                                                                                                ---------------------

                           FRANCE - 27.6%
                 3,310     Christian Dior SA                                                                 354,765
                   355     Dassault Aviation SA                                                              282,231
                 2,379     Hermes International                                                              340,652
                 3,419     LVMH Moet Hennessy Louis Vuitton SA                                               366,045
                 3,482     Pernod-Ricard SA                                                                  328,088
                 3,048     PPR                                                                               357,737
                 1,617     Remy Cointreau SA                                                                  85,750
                                                                                                ---------------------
                                                                                                           2,115,268
                                                                                                ---------------------
                           GERMANY - 7.5%
                 7,052     Bayerische Motoren Werke AG                                                       290,705
                 4,821     Daimler AG                                                                        283,199
                                                                                                ---------------------
                                                                                                             573,904
                                                                                                ---------------------
                           ITALY - 7.4%
                10,477     Bulgari SpA                                                                       107,819
                11,636     Ducati Motor Holding SpA (a)                                                       29,123
                14,340     Luxottica Group SpA                                                               364,183
                 1,064     Tod's SpA                                                                          65,385
                                                                                                ---------------------
                                                                                                             566,510
                                                                                                ---------------------
                           JAPAN - 5.6%
                14,000     Shiseido Co., Ltd.                                                                331,537
                13,000     TOTO, Ltd.                                                                         97,507
                                                                                                ---------------------
                                                                                                             429,044
                                                                                                ---------------------
                           SINGAPORE - 0.2%
                27,000     Banyan Tree Holdings, Ltd.                                                         19,091
                                                                                                ---------------------

                           SWITZERLAND - 12.5%
                 6,958     Compagnie Financiere Richemont SA                                                 407,655
                 4,774     Julius Baer Holding AG                                                            292,521
                 1,108     Swatch Group AG                                                                   262,284
                                                                                                ---------------------
                                                                                                             962,460
                                                                                                ---------------------
                           UNITED KINGDOM - 1.6%
                15,131     Burberry Group PLC                                                                123,916
                                                                                                ---------------------

                           UNITED STATES - 25.5%
                11,253     Coach, Inc. (a)                                                                   326,224
                 7,586     Nordstrom, Inc.                                                                   235,925
                 5,223     Northern Trust Corp.                                                              419,877
                 3,477     Polo Ralph Lauren Corp.                                                           263,835
                 4,999     Saks, Inc. (a)                                                                     56,989
                 2,347     Sotheby's                                                                          63,228
                 4,406     Tiffany & Co.                                                                     194,613
                 2,354     Wilmington Trust Corp.                                                             55,248
                 3,601     Wynn Resorts Ltd.                                                                 343,607
                                                                                                ---------------------
                                                                                                           1,959,546
                                                                                                ---------------------

                           TOTAL COMMON STOCKS - 96.0%                                                     7,366,445
                           (Cost $9,126,838)                                                    ---------------------

                           PREFERRED STOCK - 3.9%
                           GERMANY - 3.9%
                 2,101     Porsche Automobil Holding SE                                                      297,473
                           (Cost $429,390)                                                      ---------------------


                           TOTAL INVESTMENTS - 99.9%
                           (Cost - $9,556,228)                                                             7,663,918
                           Other Assets in excess of Liabilities - 0.1%                                        4,885
                                                                                                ---------------------
                           NET ASSETS - 100.0%                                                           $ 7,668,803
                                                                                                =====================


ADR - American Depositary Receipt
AG - Stock Corporation
PLC - Public Limited Company
SA - Corporation
SpA - Joint Stock Company

(a)  Non-income producing security.


-------------------------------------------------------------------------------
 Sector*                                                 % of Total Investments
-------------------------------------------------------------------------------
 Consumer Discretionary                                                   71.9%
 Financials                                                               10.0%
 Consumer Staples                                                          9.7%
 Industrials                                                               7.8%
 Materials                                                                 0.6%
--------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended May 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                               SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
(value in $000s)
Assets:
Level 1                                         $ 7,664                 $ -              $ 7,664
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                           $ 7,664                 $ -              $ 7,664
                                       =================   =================   ==================

Liabilities:
Level 1                                             $ -                 $ -                  $ -
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                               $ -                 $ -                  $ -
                                       =================   =================   ==================


LEVEL 3 HOLDINGS                          SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
Beginning Balance at 5/31/08                        $ -                 $ -                  $ -
Total Realized Gain/Loss                              -                   -                    -
Change in Unrealized Gain/Loss                        -                   -                    -
Net Purchases and Sales                               -                   -                    -
Net Transfers In/Out                                  -                   -                    -
                                       -----------------   -----------------   ------------------
Ending Balance at 8/31/08                           $ -                 $ -                  $ -
                                       =================   =================   ==================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined
23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.


ENY | CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

 NUMBER OF SHARES      DESCRIPTION                                        VALUE
--------------------------------------------------------------------------------

                       COMMON STOCKS - 53.3%
                       CANADA - 53.3%
            19,155     Canadian Natural Resources Ltd.           $    1,638,165
           398,330     Connacher Oil and Gas Ltd. (a)                 1,540,928
            16,824     EnCana Corp.                                   1,266,899
            22,489     Husky Energy, Inc.                               996,022
            43,882     Imperial Oil Ltd.                              2,261,071
           621,431     Ivanhoe Energy, Inc. (a)                       1,389,622
            25,978     Nexen, Inc.                                      815,727
           362,445     Oilsands Quest, Inc. (a)                       1,504,147
            84,633     OPTI Canada, Inc. (a)                          1,537,185
            35,071     Petrobank Energy & Resources Ltd. (a)          1,551,946
            15,790     Petro-Canada                                     699,477
            48,702     Suncor Energy, Inc.                            2,793,869
           342,617     UTS Energy Corp. (a)                           1,325,404
                                                                   -------------
                       TOTAL COMMON STOCKS                           19,320,462
                       (Cost $20,110,829)                          -------------

                       INCOME TRUSTS - 41.8%
                       CANADA - 41.8%
            50,141     Advantage Energy Income Fund                     573,864
            37,543     ARC Energy Trust                               1,070,127
            78,373     Baytex Energy Trust                            2,403,286
            23,490     Bonavista Energy Trust                           727,406
            44,742     Canadian Oil Sands Trust                       2,172,405
            54,241     Daylight Resources Trust                         665,314
            44,695     Enerplus Resources Fund                        1,941,556
            42,942     Harvest Energy Trust                             881,246
            46,901     NAL Oil & Gas Trust                              683,258
            74,336     Paramount Energy Trust                           641,765
            72,755     Penn West Energy Trust                         2,139,712
            70,266     Provident Energy Trust                           751,820
            46,588     Trilogy Energy Trust                             503,749
                                                                   -------------
                       TOTAL INCOME TRUSTS
                       (Cost $15,102,398)                            15,155,508
                                                                   -------------

                       MASTER LIMITED PARTNERSHIP - 2.5%
                       CANADA - 2.5%
            50,720     Pengrowth Energy Trust
                       (Cost $989,009)                                  902,082
                                                                   -------------

                       ROYALTY TRUSTS - 2.0%
                       CANADA - 2.0%
            32,676     Freehold Royalty Trust
                       (Cost $588,324)                                  712,191
                                                                   -------------

                       TOTAL INVESTMENTS - 99.6%
                       (Cost $36,790,560)                            36,090,243
                       Other Assets in excess of Liabilities - 0.4%     150,730
                                                                   -------------
                       NET ASSETS - 100.0%                          $36,240,973
                                                                   =============


(a)  Non-income producing security.

See previously submitted notes to financial statements for the period ended May 31, 2008.

----------------------------------------------------------
SECTOR*                             % OF TOTAL INVESTMENTS
----------------------------------------------------------
Energy                                              100.0%
----------------------------------------------------------

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:


DESCRIPTION                                     SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
(value in $000s)
Assets:
Level 1                                               $ 36,090                   $ -                $ 36,090
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $ 36,090                   $ -                $ 36,090
                                            ===================    ==================   =====================

Liabilities:
Level 1                                                    $ -                   $ -                     $ -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                      $ -                   $ -                     $ -
                                            ===================    ==================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
Beginning Balance at 5/31/08                               $ -                   $ -                     $ -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 8/31/08                                  $ -                   $ -                     $ -
                                            ===================    ==================   =====================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined
23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

CRO | CLAYMORE/ZACKS COUNTRY ROTATION ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

   NUMBER OF SHARES     DESCRIPTION                                                                   VALUE
------------------------------------------------------------------------------------------------------------
                        Common Stocks  - 98.4%
                        AUSTRIA - 3.7%
                242     Andritz AG                                                            $      14,985
                685     CA Immobilien Anlagen AG (a)                                                  9,944
                854     Erste Group Bank AG                                                          51,524
                792     OMV AG                                                                       51,025
                218     Raiffeisen International Bank Holding AG                                     24,068
              2,737     Telekom Austria AG                                                           59,275
                387     Verbund - Oesterreichische Elektrizitaetswirtschafts AG                      29,377
                215     Vienna Insurance Group                                                       13,484
                584     Voestalpine AG                                                               31,864
                617     Wienerberger AG                                                              16,351
                                                                                   -------------------------
                                                                                                    301,897
                                                                                   -------------------------

                        AUSTRALIA - 13.2%
              6,928     AMP Ltd.                                                                     41,526
              3,909     Australia & New Zealand Banking Group Ltd.                                   55,916
              1,948     BHP Billiton Ltd.                                                            69,453
              6,201     Brambles Ltd.                                                                41,120
              2,002     Commonwealth Bank of Australia                                               73,103
              1,704     CSL Ltd.                                                                     60,240
              3,207     Fortescue Metals Group Ltd. (a)                                              21,128
              6,209     Foster's Group Ltd.                                                          29,891
                932     Macquarie Group Ltd.                                                         35,348
              2,707     National Australia Bank Ltd.                                                 57,116
              1,609     Newcrest Mining Ltd.                                                         37,967
              2,190     Origin Energy Ltd.                                                           30,459
              2,774     QBE Insurance Group Ltd.                                                     57,216
                491     Rio Tinto Ltd.                                                               53,913
              1,620     Santos Ltd.                                                                  28,043
              5,412     Stockland - REIT                                                             24,563
              3,524     Suncorp-Metway Ltd.                                                          34,658
             10,705     Telstra Corp Ltd.                                                            40,103
              1,789     Wesfarmers Ltd.                                                              47,453
              3,974     Westfield Group - REIT                                                       59,173
              3,645     Westpac Banking Corp.                                                        73,925
              1,042     Woodside Petroleum Ltd.                                                      56,579
              2,446     Woolworths Ltd.                                                              59,740
                                                                                   --------------------------
                                                                                                  1,088,633
                                                                                   -------------------------

                        FRANCE - 4.3%
                122     Air Liquide                                                                  14,910
              1,396     AXA SA                                                                       44,928
                632     BNP Paribas                                                                  57,205
                469     Carrefour SA                                                                 24,947
              1,626     France Telecom SA                                                            48,201
                376     Groupe Danone                                                                26,344
                135     L'Oreal SA                                                                   13,497
                656     Sanofi-Aventis SA                                                            46,947
                316     Societe Generale                                                             30,752
                219     Vinci SA                                                                     12,526
                783     Vivendi                                                                      30,479
                                                                                   -------------------------
                                                                                                    350,736
                                                                                   -------------------------

                        GERMANY  - 18.3%
                690     Adidas AG                                                                    40,685
                428     Allianz SE                                                                   71,897
              1,082     BASF SE                                                                      62,731
                914     Bayer AG                                                                     72,678
                552     Bayerische Motoren Werke AG                                                  22,755
                208     Beiersdorf AG                                                                12,142
                387     Celesio AG                                                                   14,899
              1,839     Commerzbank AG                                                               54,393
                386     Continental AG                                                               42,082
              1,065     Daimler AG                                                                   62,561
                758     Deutsche Bank AG                                                             64,949
                452     Deutsche Boerse AG                                                           43,135
                631     Deutsche Lufthansa AG                                                        13,652
              2,040     Deutsche Post AG                                                             48,054
                170     Deutsche Postbank AG                                                         11,170
              4,847     Deutsche Telekom AG                                                          80,708
                587     Fresenius Medical Care AG & Co. KGaA                                         31,630
                420     GEA Group AG                                                                 13,294
                362     Henkel AG & Co. KGaA                                                         12,722
                141     Hochtief AG                                                                  11,976
                495     Hypo Real Estate Holding AG                                                  12,156
              1,815     Infineon Technologies AG (a)                                                 15,632
                412     K+S AG                                                                       50,224
                323     Linde AG                                                                     40,901
                314     MAN AG                                                                       30,904
                232     Merck KGAA                                                                   26,727
                661     Metro AG                                                                     37,009
                432     Muenchener Rueckversicherungs AG                                             67,532
                134     Q-Cells AG (a)                                                               13,547
                627     RWE AG                                                                       67,968
                166     Salzgitter AG                                                                25,686
              1,468     SAP AG                                                                       82,560
                715     Siemens AG                                                                   78,171
                317     Solarworld AG                                                                16,629
                960     ThyssenKrupp AG                                                              48,351
                618     TUI AG                                                                       12,365
                294     Volkswagen AG                                                                88,300
                                                                                   -------------------------
                                                                                                  1,502,775
                                                                                   -------------------------

                        HONG KONG - 19.2%
             10,600     Bank of East Asia Ltd.                                                       42,306
             31,500     BOC Hong Kong Holdings Ltd.                                                  70,630
             23,000     Cathay Pacific Airways Ltd.                                                  42,907
              6,000     Cheung Kong Holdings Ltd.                                                    86,255
              9,000     CLP Holdings Ltd.                                                            73,225
              6,900     Esprit Holdings Ltd.                                                         57,465
              6,000     Hang Lung Group Ltd.                                                         25,754
             21,000     Hang Lung Properties Ltd.                                                    67,267
              4,000     Hang Seng Bank Ltd.                                                          79,490
             10,000     Henderson Land Development Co. Ltd.                                          60,860
             33,000     Hong Kong & China Gas Co. Ltd.                                               74,501
              4,700     Hong Kong Exchanges and Clearing Ltd.                                        61,424
             10,500     HongKong Electric Holdings                                                   66,930
              8,000     Hopewell Holdings                                                            30,699
              8,000     Hutchison Whampoa Ltd.                                                       74,775
              9,500     Kerry Properties Ltd.                                                        45,767
             22,000     Li & Fung Ltd.                                                               67,792
             26,000     Link - REIT (The)                                                            61,363
             19,000     MTR Corp.                                                                    61,591
             26,000     New World Development Ltd.                                                   39,976
             26,000     Noble Group Ltd.                                                             35,666
             18,000     Pacific Basin Shipping Ltd.                                                  24,677
             51,000     PCCW Ltd.                                                                    32,019
             14,000     Shangri-La Asia Ltd.                                                         27,014
             26,000     Sino Land Co.                                                                46,039
              5,000     Sun Hung Kai Properties Ltd.                                                 68,932
              7,000     Swire Pacific Ltd.                                                           70,406
             13,000     Wharf Holdings Ltd.                                                          47,471
              3,500     Wing Hang Bank Ltd.                                                          39,957
                                                                                   -------------------------
                                                                                                  1,583,158
                                                                                   -------------------------

                        CAYMAN ISLANDS - 2.7%
             26,000     Belle International Holdings Ltd.                                            26,317
             35,000     Foxconn International Holdings Ltd. (a)                                      26,279
             22,000     Hutchison Telecommunications International Ltd. (a)                          27,483
             10,500     Kingboard Chemical Holdings Ltd.                                             47,558
              7,600     Tencent Holdings Ltd.                                                        65,242
             26,000     Tingyi Cayman Islands Holding Corp.                                          31,214
                                                                                   -------------------------
                                                                                                    224,093
                                                                                   -------------------------

                        LUXEMBOURG - 0.6%
                658     ArcelorMittal                                                                52,080
                                                                                   -------------------------

                        NETHERLANDS - 3.3%
              1,071     Aegon NV                                                                     12,685
                387     Akzo Nobel NV                                                                23,793
                279     Heineken NV                                                                  13,161
              1,700     ING Groep NV                                                                 53,410
              1,093     Koninklijke Ahold NV                                                         13,726
              2,675     KONINKLIJKE KPN NV                                                           45,684
              1,268     Koninklijke Philips Electronics NV                                           41,518
                408     TNT NV                                                                       15,317
              1,987     Unilever NV                                                                  55,128
                                                                                   -------------------------
                                                                                                    274,422
                                                                                   -------------------------

                        SINGAPORE - 16.5%
             27,000     Ascendas Real Estate Investment Trust - REIT                                 43,910
             29,000     CapitaCommercial Trust - REIT                                                34,859
             17,000     CapitaLand Ltd.                                                              52,650
             26,000     CapitaMall Trust - REIT                                                      50,557
              8,000     City Developments Ltd.                                                       58,830
             55,000     ComfortDelgro Corp Ltd.                                                      58,724
             19,000     Cosco Corp Singapore Ltd.                                                    30,900
              6,000     DBS Group Holdings Ltd.                                                      76,705
             18,000     Fraser and Neave Ltd.                                                        55,874
              3,000     Jardine Cycle & Carriage Ltd.                                                37,843
              9,000     Keppel Corp Ltd.                                                             63,256
              8,000     Keppel Land Ltd.                                                             21,948
              5,000     Neptune Orient Lines Ltd.                                                     7,990
             14,000     Olam International Ltd.                                                      20,887
             13,000     Oversea-Chinese Banking Corp.                                                74,365
             23,000     Parkway Holdings Ltd.                                                        36,429
             18,000     SembCorp Industries Ltd.                                                     52,947
             14,000     SembCorp Marine Ltd.                                                         37,617
              7,000     Singapore Airlines Ltd.                                                      75,333
             11,000     Singapore Exchange Ltd.                                                      49,390
              3,000     Singapore Petroleum Co. Ltd.                                                 11,370
             20,000     Singapore Post Ltd.                                                          14,425
             26,000     Singapore Press Holdings Ltd.                                                75,743
             28,000     Singapore Technologies Engineering Ltd.                                      55,832
             29,000     Singapore Telecommunications Ltd.                                            72,385
              6,000     United Overseas Bank Ltd.                                                    80,608
             11,000     UOL Group Ltd.                                                               22,556
              7,000     Venture Corp Ltd.                                                            49,694
              8,000     Wilmar International Ltd.                                                    21,496
             10,000     Yanlord Land Group Ltd.                                                      11,313
                                                                                   -------------------------
                                                                                                  1,356,436
                                                                                   -------------------------

                        SPAIN - 8.6%
              1,538     Abertis Infraestructuras SA                                                  31,995
                115     Acciona SA                                                                   23,060
                810     ACS Actividades de Construccion y Servicios SA                               36,193
              3,660     Banco Bilbao Vizcaya Argentaria SA                                           62,290
              3,233     Banco de Sabadell SA                                                         25,322
              4,042     Banco Popular Espanol SA                                                     43,025
              3,917     Banco Santander SA                                                           67,126
                636     Gamesa Corp. Tecnologica SA                                                  30,310
                845     Gas Natural SDG SA                                                           39,387
              4,521     Iberdrola SA                                                                 54,846
                995     Inditex SA                                                                   46,671
              9,058     Mapfre SA                                                                    43,608
                462     Red Electrica Corp. SA                                                       27,425
              1,577     Repsol YPF SA                                                                49,221
              2,843     Telefonica SA                                                                70,779
              2,256     Union Fenosa SA                                                              57,626
                                                                                   -------------------------
                                                                                                    708,884
                                                                                   -------------------------

                        SWITZERLAND - 7.2%
              1,520     ABB Ltd.                                                                     37,559
                287     Adecco SA                                                                    13,562
                529     Compagnie Financiere Richemont SA - Class A                                  30,993
                647     Credit Suisse Group AG                                                       30,131
                 16     Givaudan SA                                                                  13,373
                176     Holcim Ltd.                                                                  12,715
                200     Julius Baer Holding AG                                                       12,255
                152     Kuehne + Nagel International AG                                              12,109
              1,650     Logitech International SA (a)                                                44,317
                118     Lonza Group AG                                                               16,738
              1,660     Nestle SA                                                                    73,452
                416     Nobel Biocare Holding AG                                                     14,036
              1,243     Novartis AG                                                                  69,656
                381     Roche Holding AG                                                             64,521
                 10     SGS SA                                                                       12,883
                181     Sonova Holding AG                                                            13,183
                 58     Swatch Group AG (The)                                                        13,730
                 58     Swiss Life Holding AG                                                        10,614
                424     Swiss Reinsurance                                                            26,231
                 47     Swisscom AG                                                                  15,138
                108     Syngenta AG                                                                  29,106
                112     Zurich Financial Services AG                                                 29,419
                                                                                   -------------------------
                                                                                                    595,721
                                                                                   -------------------------

                        UNITED KINGDOM - 0.6%
             72,000     Genting International PLC (a)                                                25,964
              2,484     Atrium European Real Estate Ltd. (a)                                         25,417
                                                                                   -------------------------
                                                                                                     51,381
                                                                                   -------------------------

                        UNITED STATES - 0.2%
                117     Synthes, Inc.                                                                16,245
                                                                                   -------------------------

                        TOTAL COMMON STOCKS - 98.4%
                        (Cost - $9,577,991)                                                       8,106,461
                                                                                   -------------------------

                        PREFERRED STOCKS - 1.2%
                        GERMANY - 1.2%
                342     Henkel AG & Co. KGaA                                                         13,474
                260     Porsche Automobil Holding SE                                                 36,813
                323     Volkswagen AG                                                                50,074
                                                                                   -------------------------
                        TOTAL PREFERRED STOCKS                                                      100,361
                        (Cost - $111,659)                                          -------------------------

                        TOTAL INVESTMENTS - 99.6%
                        (Cost $9,689,650)                                                         8,206,822
                        Other Assets in excess of Liabilities - 0.4%                                 23,456
                                                                                   -------------------------
                        NET ASSETS - 100.0%                                                     $ 8,230,278
                                                                                   =========================


AG - Corporation
NV - Publicly-Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)  Non-income producing security.


--------------------------------------------------------------------------------
                              Sector Breakdown*
--------------------------------------------------------------------------------
Financials                                                                 36.9%
Industrials                                                                15.3%
Consumer Discretionary                                                      9.7%
Materials                                                                   7.2%
Consumer Staples                                                            6.2%
Telecommunication Services                                                  6.0%
Utilities                                                                   6.0%
Health Care                                                                 5.9%
Information Technology                                                      4.0%
Energy                                                                      2.8%
--------------------------------------------------------------------------------

Securities are classified by sectors that represent broad groupings of related industries.

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the year ended May 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                               SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
(value in $000s)
Assets:
Level 1                                         $ 8,207                 $ -              $ 8,207
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                           $ 8,207                 $ -              $ 8,207
                                       =================   =================   ==================

Liabilities:
Level 1                                             $ -                 $ -                  $ -
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                               $ -                 $ -                  $ -
                                       =================   =================   ==================


LEVEL 3 HOLDINGS                          SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
Beginning Balance at 5/31/08                        $ -                 $ -                  $ -
Total Realized Gain/Loss                              -                   -                    -
Change in Unrealized Gain/Loss                        -                   -                    -
Net Purchases and Sales                               -                   -                    -
Net Transfers In/Out                                  -                   -                    -
                                       -----------------   -----------------   ------------------
Ending Balance at 8/31/08                           $ -                 $ -                  $ -
                                       =================   =================   ==================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined
23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

HGI | CLAYMORE/ZACKS INTERNATIONAL YIELD HOG INDEX ETF
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)

    NUMBER OF SHARES    DESCRIPTION                                                      VALUE
-----------------------------------------------------------------------------------------------
                        COMMON STOCKS - 80.0%
                        AUSTRALIA - 4.0%
               4,133    Australia & New Zealand Banking Group Ltd.                $     59,121
               1,400    BHP Billiton Ltd.                                               49,915
              25,202    Foster's Group Ltd.                                            121,325
               3,173    National Australia Bank Ltd.                                    66,948
              25,043    Telstra Corp. Ltd.                                              93,817
               3,943    Westpac Banking Corp.                                           79,969
                                                                                ---------------
                                                                                       471,095
                                                                                ---------------
                        AUSTRIA - 1.8%
                 845    Flughafen Wien AG                                               68,896
               6,293    Telekom Austria AG                                             136,286
                                                                                ---------------
                                                                                       205,182
                                                                                ---------------
                        BELGIUM - 0.8%
               6,992    Fortis (a)                                                      97,381
                                                                                ---------------

                        BERMUDA - 0.2%
              44,000    First Pacific Co.                                               27,286
                                                                                ---------------

                        BRAZIL - 1.8%
               3,408    CPFL Energia SA - ADR                                          214,397
                                                                                ---------------

                        CANADA - 2.6%
               1,942    Canadian Natural Resources Ltd.                                165,167
               1,898    EnCana Corp.                                                   142,925
                                                                                ---------------
                                                                                       308,092
                                                                                ---------------
                        CHILE - 2.9%
               1,420    Banco de Chile - ADR                                            62,253
               1,511    Banco Santander Chile SA - ADR                                  66,499
               1,781    Cia Cervecerias Unidas SA - ADR                                 61,605
               5,568    Enersis SA - ADR                                                95,436
               4,753    Lan Airlines SA - ADR                                           55,753
                                                                                ---------------
                                                                                       341,546
                                                                                ---------------
                        CHINA - 5.8%
               4,500    China Mobile Ltd.                                               51,661
                 863    China Netcom Group Corp. Hong Kong Ltd. - ADR                   41,226
                 397    China Petroleum & Chemical Corp. - ADR                          38,624
                 328    CNOOC Ltd. - ADR                                                51,089
              27,500    HongKong Electric Holdings                                     175,294
               3,276    Huaneng Power International, Inc. - ADR                         98,280
              25,000    New World Development Ltd.                                      38,438
                 525    PetroChina Co. Ltd. - ADR                                       67,830
              30,000    Shun Tak Holdings Ltd.                                          17,528
              10,500    Swire Pacific Ltd. - Class A                                   105,609
                                                                                ---------------
                                                                                       685,579
                                                                                ---------------
                        DENMARK - 1.0%
               2,200    Dampskibsselskabet Torm A/S                                     76,005
                 650    Novo Nordisk A/S - Class B                                      36,764
                                                                                ---------------
                                                                                       112,769
                                                                                ---------------
                        FINLAND - 1.3%
               2,813    Metso OYJ                                                      110,535
               1,859    Nokia OYJ                                                       46,746
                                                                                ---------------
                                                                                       157,281
                                                                                ---------------
                        FRANCE - 6.6%
               3,022    Air France-KLM                                                  73,322
                 588    Air Liquide                                                     71,860
               1,875    BNP Paribas                                                    169,714
                 625    Dassault Systemes SA - ADR                                      37,906
                 642    Lafarge SA                                                      78,091
               2,147    Publicis Groupe                                                 72,480
               1,762    Sanofi-Aventis SA                                              126,100
                 229    Societe Generale                                                22,285
              25,674    Thomson                                                        120,199
                                                                                ---------------
                                                                                       771,957
                                                                                ---------------
                        GERMANY - 6.0%
                 495    Adidas AG                                                       29,187
               2,317    BASF SE                                                        134,333
                 721    Bayer Schering Pharma AG                                       111,255
                 953    Deutsche Bank AG                                                81,658
                 944    Fresenius Medical Care AG & Co. KGaA                            50,867
               1,364    Henkel & Co. KGaA                                               47,935
               1,061    RWE AG                                                         115,014
                 954    SAP AG                                                          53,653
                 441    Siemens AG                                                      48,214
                 121    Volkswagen AG                                                   36,341
                                                                                ---------------
                                                                                       708,457
                                                                                ---------------
                        HUNGARY - 1.8%
               8,104    Magyar Telekom Telecommunications PLC - ADR                    208,921
                                                                                ---------------

                        INDIA - 0.6%
               2,836    Tata Motors Ltd. - ADR                                          27,963
               3,556    Wipro Ltd. - ADR                                                41,178
                                                                                ---------------
                                                                                        69,141
                                                                                ---------------
                        INDONESIA - 0.4%
               1,475    Telekomunikasi Indonesia Tbk PT - ADR                           51,359
                                                                                ---------------

                        IRELAND - 0.9%
               4,522    Allied Irish Banks PLC                                          57,920
               6,381    Governor & Co. of the Bank of Ireland (The)                     51,200
                                                                                ---------------
                                                                                       109,120
                                                                                ---------------
                        ISRAEL - 3.1%
              25,763    Blue Square-Israel Ltd. - ADR                                  256,342
               5,049    Partner Communications - ADR                                   107,594
                                                                                ---------------
                                                                                       363,936
                                                                                ---------------
                        ITALY - 1.2%
               5,776    Benetton Group SpA                                              61,142
              48,727    Telecom Italia SpA                                              79,486
                                                                                ---------------
                                                                                       140,628
                                                                                ---------------
                        JAPAN - 3.5%
               2,800    Advantest Corp.                                                 59,728
               1,600    Canon, Inc.                                                     72,979
                 500    FUJIFILM Holdings Corp.                                         13,960
               3,000    Kirin Holdings Co. Ltd.                                         45,225
               3,000    Matsushita Electric Industrial Co. Ltd.                         62,889
                 400    Nidec Corp.                                                     27,238
              11,500    Nissan Motor Co. Ltd.                                           89,118
                 600    TDK Corp.                                                       35,384
                                                                                ---------------
                                                                                       406,521
                                                                                ---------------
                        JERSEY - 0.3%
                 418    Randgold Resources Ltd.                                         18,679
                 720    Shire Ltd.                                                      12,712
                                                                                ---------------
                                                                                        31,391
                                                                                ---------------
                        LUXEMBOURG - 0.6%
                 811    ArcelorMittal                                                   64,189
                                                                                ---------------

                        MEXICO - 2.3%
               1,508    America Movil SAB de CV - Series L - ADR                        77,481
               5,893    Gruma SAB de CV - ADR (a)                                       67,239
               1,382    Grupo Casa Saba SAB de CV - ADR                                 45,606
               1,759    Telefonos de Mexico SAB de CV - Series L - ADR                  43,219
               9,429    Vitro SAB de CV - ADR                                           34,699
                                                                                ---------------
                                                                                       268,244
                                                                                ---------------
                        NETHERLANDS - 6.0%
               7,235    Aegon NV                                                        85,693
               1,112    Akzo Nobel NV                                                   68,367
               2,915    Koninklijke DSM NV                                             168,789
               2,178    Koninklijke Philips Electronics NV                              71,314
                 839    Reed Elsevier NV                                                14,119
               7,207    STMicroelectronics NV                                           95,070
               2,560    TNT NV                                                          96,109
               3,813    Unilever NV                                                    105,790
                                                                                ---------------
                                                                                       705,251
                                                                                ---------------
                        NORWAY - 0.3%
               2,700    Norsk Hydro ASA                                                 28,953
                                                                                ---------------

                        SOUTH AFRICA - 1.0%
               5,225    Sappi Ltd. - ADR                                                55,385
               1,218    Sasol Ltd. - ADR                                                66,978
                                                                                ---------------
                                                                                       122,363
                                                                                ---------------
                        SPAIN - 2.1%
               6,698    Banco Bilbao Vizcaya Argentaria SA                             113,995
               2,876    Repsol YPF SA                                                   89,765
               1,868    Telefonica SA                                                   46,505
                                                                                ---------------
                                                                                       250,265
                                                                                ---------------
                        SWEDEN - 2.2%
               7,400    Atlas Copco AB - B Shares                                       95,635
               7,400    Sandvik AB                                                      92,754
               4,400    SKF AB - A Shares                                               70,737
                                                                                ---------------
                                                                                       259,126
                                                                                ---------------
                        SWITZERLAND - 1.6%
               1,690    Nestle SA                                                       74,779
               1,905    Novartis AG                                                    106,754
                                                                                ---------------
                                                                                       181,533
                                                                                ---------------
                        TAIWAN - 2.7%
               5,029    Chunghwa Telecom Co. Ltd. - ADR                                124,417
              14,938    Siliconware Precision Industries Co. - ADR                     102,772
               9,662    Taiwan Semiconductor Manufacturing Co. Ltd. - ADR               93,818
                                                                                ---------------
                                                                                       321,007
                                                                                ---------------
                        UNITED KINGDOM - 14.6%
               1,018    Anglo American PLC                                              54,441
              29,053    ARM Holdings PLC                                                59,085
               2,165    AstraZeneca PLC                                                106,343
              23,230    BT Group PLC                                                    73,046
               4,654    Cadbury PLC                                                     53,606
              90,905    DSG International PLC                                           82,074
               3,531    GlaxoSmithKline PLC                                             83,499
               6,974    HBOS PLC                                                        40,164
               4,209    HSBC Holdings PLC                                               66,444
               4,993    Intercontinental Hotels Group PLC                               67,756
               6,934    International Power PLC                                         49,988
              36,502    Kingfisher PLC                                                  88,881
              16,780    Ladbrokes PLC                                                   69,322
              15,776    Lloyds TSB Group PLC                                            87,403
               7,629    Marks & Spencer Group PLC                                       36,492
               6,608    Prudential PLC                                                  66,049
              10,184    Rexam PLC                                                       75,415
                 230    Rio Tinto PLC                                                   21,936
                 634    Royal Dutch Shell PLC - ADR                                     43,613
              46,515    Signet Group PLC                                                53,238
               9,867    Tesco PLC                                                       68,658
              40,869    Tomkins PLC                                                    110,883
               3,005    Unilever PLC                                                    80,954
               6,813    United Utilities Group PLC                                      88,850
               4,480    Wolseley PLC                                                    36,362
               4,366    WPP Group PLC                                                   42,803
                                                                                ---------------
                                                                                     1,707,305
                                                                                ---------------

                        TOTAL COMMON STOCK - 80.0%
                        (Cost $11,278,694)                                           9,390,275
                                                                                ---------------

                        CLOSED END FUNDS - 9.3%
                        UNITED STATES - 9.3%
               6,472    Asia Pacific Fund, Inc. (The)                                  106,723
               5,336    BlackRock Global Floating Rate Income Trust                     72,996
               3,204    BlackRock Global Opportunities Equity Trust                     74,493
               5,013    BlackRock Limited Duration Income Trust                         73,039
               4,866    Clough Global Equity Fund                                       81,749
               4,294    Clough Global Opportunities Fund                                64,968
               4,329    Cohen & Steers Worldwide Realty Income Fund, Inc.               54,242
               8,952    DWS Multi-Market Income Trust                                   70,721
               4,948    Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund     72,538
               5,395    Eaton Vance Tax-Managed Global Diversified Equity Income Fund   75,260
               5,064    ING Global Advantage and Premium Opportunity Fund               76,821
               4,495    LMP Capital and Income Fund, Inc.                               65,807
               7,944    Neuberger Berman Income Opportunity Fund, Inc.                  72,211
               3,346    PIMCO Global StocksPLUS & Income Fund                           62,771
              13,150    Western Asset Managed High Income Fund, Inc.                    73,114
                                                                                ---------------
                        TOTAL CLOSED END FUNDS                                       1,097,453
                        (Cost $1,274,543)                                       ---------------


                        INCOME TRUSTS - 5.7%
                        CANADA - 5.7%
              13,575    Advantage Energy Income Fund                                   153,805
               3,161    Baytex Energy Trust                                             96,931
               3,376    Enerplus Resources Fund                                        146,147
               5,910    Harvest Energy Trust                                           121,284
               5,146    Penn West Energy Trust                                         151,087
                                                                                ---------------
                        TOTAL INCOME TRUSTS                                            669,254
                                                                                ---------------
                        (Cost $714,350)

                        ROYALTY TRUSTS - 2.2%
                        UNITED STATES - 2.2%
               1,684    BP Prudhoe Bay Royalty Trust                                   155,400
               3,172    Hugoton Royalty Trust                                           98,269
                                                                                 ---------------
                        TOTAL ROYALTY TRUSTS                                           253,669
                        (Cost $238,444)                                          ---------------


                        PREFERRED STOCKS - 1.3%
                        CHILE - 0.6%
               4,314    Embotelladora Andina SA - ADR                                   71,008
                                                                                ---------------

                        COLOMBIA - 0.7%
               2,354    BanColombia SA - ADR                                            78,388
                                                                                ---------------

                        TOTAL PREFERRED STOCKS - 1.3%                                  149,396
                                                                                ---------------
                        (Cost $158,941)

                        MASTER LIMITED PARTNERSHIPS - 1.2%
                        CANADA - 1.2%
               7,759    Pengrowth Energy Trust                                         137,998
                                                                                ---------------
                        (Cost $150,555)

                        TOTAL INVESTMENTS - 99.7%
                        (Cost $13,815,527)                                          11,698,045
                        Other Assets in excess of Liabilities - 0.3%                    40,817
                                                                                ---------------
                        NET ASSETS - 100.0%                                       $ 11,738,862
                                                                                ===============


A/S - Limited Liability Stock Company
AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
Ltd. - Limited
KGaA - Limited Partnership
NV - Publicly-Traded Company
OYJ - Publicly-Traded Company
PLC - Public Limited Company
PT - Limited Liability Company
SA - Corporation
SAB de CV - Variable Capital Company
SE - Stock Corporation
SpA - Limited Share Company

(a) Non-income producing security.

--------------------------------------------------------------------------------
               SUMMARY OF INVESTMENTS BY SECTOR CLASSIFICATION
--------------------------------------------------------------------------------
    SECTOR*                                               % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Energy                                                                     15.4%
Financials                                                                 12.8%
Telecommunication Services                                                  9.7%
Consumer Staples                                                            9.3%
Industrials                                                                 8.3%
Consumer Discretionary                                                      7.9%
Materials                                                                   7.9%
Utilities                                                                   7.2%
Information Technology                                                      6.3%
Health Care                                                                 5.8%
--------------------------------------------------------------------------------
Total Common Stocks, Income Trusts, Royalty Trusts, Preferred Stocks
  & Master Limited partnerships                                            90.6%
Closed-End Funds                                                            9.4%
--------------------------------------------------------------------------------
Total Investments                                                         100.0%
--------------------------------------------------------------------------------

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ending May 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of August 31, 2008 were as follows:

DESCRIPTION                           SECURITIES       DERIVATIVES           TOTAL
                                    ----------------  ---------------   -----------------
(value in $000s)
Assets:
Level 1                                    $ 11,698              $ -            $ 11,698
Level 2                                           -                -                   -
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                      $ 11,698              $ -            $ 11,698
                                    ================  ===============   =================

Liabilities:
Level 1                                         $ -              $ -                 $ -
Level 2                                           -                -                   -
Level 3                                           -                -                   -
                                    ----------------  ---------------   -----------------
Total                                           $ -              $ -                 $ -
                                    ================  ===============   =================


LEVEL 3 HOLDINGS                      SECURITIES       DERIVATIVES           TOTAL
                                    ----------------  ---------------   -----------------
Beginning Balance at 5/31/08                    $ -              $ -                 $ -
Total Realized Gain/Loss                          -                -                   -
Change in Unrealized Gain/Loss                    -                -                   -
Net Purchases and Sales                           -                -                   -
Net Transfers In/Out                              -                -                   -
                                    ----------------  ---------------   -----------------
Ending Balance at 8/31/08                       $ -              $ -                 $ -
                                    ================  ===============   =================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined
23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2
--------------------------------------------------------------------------------

By:     /s/ J. Thomas Futrell
        ------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   October 29, 2008
        ------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ J. Thomas Futrell
        ------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   October 29, 2008
        ------------------------------------------------------------------------

By:     /s/ Steven M. Hill
        ------------------------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date:   October 29, 2008
        ------------------------------------------------------------------------